Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,908,959	$ 2,710,017
Less accumulated amortization on:
Accumulated amortization of intangible assets	1,079,603	964,594
Less accumulated impairment on:
Accumulated impairment of intangible assets	547,255	543,219
Finite-Lived Intangible Assets, Net, Total	1,282,101	1,202,204
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	165,986	176,225
Less accumulated amortization on:
Accumulated amortization of intangible assets	75,966	69,407
Less accumulated impairment on:
Accumulated impairment of intangible assets	8,464	8,464
Software development [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	824,476	805,697
Less accumulated amortization on:
Accumulated amortization of intangible assets	426,553	371,555
Less accumulated impairment on:
Accumulated impairment of intangible assets	88,983	84,947
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,883,184	1,692,838
Less accumulated amortization on:
Accumulated amortization of intangible assets	556,119	505,732
Less accumulated impairment on:
Accumulated impairment of intangible assets	449,808	449,808
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	35,313	35,257
Less accumulated amortization on:
Accumulated amortization of intangible assets	$ 20,965	$ 17,900